RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

As at December 31, 2017 and 2016, the amounts due to related parties are unsecured, payable on demand which consist of the following:

	2017	2016
Advances from directors (interest at prime plus 1%)	$104,435	$45,505
Entities controlled by directors (non-interest-bearing)	29,852	377,143
	$134,287	$422,648

Included in convertible debentures and accrued interest is $339,589 (2016 - $317,089) owing to the Chief Executive Officer and to a former director of the Company (note 12).

During the years ended December 31, 2017, 2016 and 2015, the following amounts were charged by related parties.

	2017	2016	2015
Interest charged on amounts due to related parties	$3,301	$978	$928
Interest on convertible debentures	30,000	30,000	29,589
Rent charged by entities with common directors (note 16)	28,627	28,298	29,403
Office expenses charged by, and other expenses paid on behalf of the Company by a Company with common directors (note 16)	85,186	86,044	86,332
	$147,114	$145,320	$146,252

The Company, together with Jackpot Digital Inc. (“Jackpot”), a related company with certain common directors, and Green Arrow Resources Inc. (“Green Arrow”), a formerly related company, had entered into an office lease agreement with an arm’s length party for office space effective as of August 1, 2014 for a one-year period which was extended until July 31, 2016. The office lease agreement was further extended for a period of one year until July 31, 2017. Under the office lease agreement, as of August 1, 2016, the three companies were required to pay a monthly base rent of $7,194 plus property and operating expenses for the leased premises. A lease deposit of $10,000 was made by Jackpot. As of December 1, 2016, Green Arrow is no longer obligated or required to pay its proportionate share of the office rent.

The remuneration of directors and key management personnel during the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Management fees	$—	$35,000	$60,000

The Company had an agreement for management services (the “Management Services Agreement”) with Kalpakian Bros. of B.C. Ltd. (“Kalpakian Bros.”), a private company owned by a director and a former director of the Company. Effective as of August 1, 2016, the Management Services Agreement was terminated by mutual consent.

During the year ended December 31, 2017, the Company executed consulting agreements with 27 Red and 4 Touchdowns, entities with common directors, whereby the Company charged $36,377 (2016 - $nil) consulting fees for services provided. The consulting income has been recorded in other income.